FAIR VALUE MEASUREMENTS (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability Non-Recurring Charge	0	0	0
Percent change in significant unobservable inputs	10.00%
Asset impairment charges	$ 0	$ 80	$ 0
Other Intangible Assets, Net	1,226	1,237
Fair Value Transfers, Amount	0	0
Impaired Long-Lived Asset, Held and Used [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Intangible Assets, Net		95
Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Intangible Assets, Net		15
Cost of Goods Sold [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset impairment charges		6
Research and Development Expense [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset impairment charges		63
Selling, General and Administrative Expenses [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset impairment charges		11
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maximum target contingent consideration	$ 40